Financial instruments (Narrative) (Details) - CAD ($)	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Appreciation of the Canadian dollar	10.00%
Net financial liabilities	$ 349,957	$ 490,245
Depreciation of the US Dollar	10.00%